Commitments (Tables)	12 Months Ended
Dec. 31, 2020
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Details of commitments
Details of commitments

As of December 31, 2020	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
	$ in thousands
License agreements	19,110	1,530	3,060	3,060	11,460
Manufacturing agreements	942	942	—	—	—
Clinical & R&D agreements	1,353	946	408	—	—
Construction agreements	9,272	9,272	—	—	—
Other agreements	21,704	21,631	72	—	—

Total commitments	52,381	34,321	3,540	3,060	11,460